UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS Global Growth Fund
	Shares	Value ($)
Common Stocks 96.7%
Belgium 1.2%
Anheuser-Busch InBev NV (Cost $9,057,433)	93,000	10,206,490
Bermuda 0.6%
Lazard Ltd. "A" (Cost $2,727,752)	108,534	5,480,967
Brazil 0.4%
CCR SA (Cost $3,738,604)	482,000	3,780,181
Canada 4.0%
Brookfield Asset Management, Inc. "A"	187,000	8,036,706
Canadian Oil Sands Ltd.	185,000	3,891,773
Canadian Pacific Railway Ltd.	50,500	8,452,218
Goldcorp, Inc. (a)	90,000	2,103,300
Quebecor, Inc. "B"	215,913	5,225,083
SunOpta, Inc.*	518,278	6,970,839

(Cost $29,108,845)		34,679,919
China 0.6%
Minth Group Ltd. (Cost $4,191,325)	2,902,322	5,038,760
Cyprus 0.6%
Prosafe SE (Cost $5,543,846)	564,911	4,729,720
Denmark 1.0%
Coloplast AS "B"	32,000	2,764,557
GN Store Nord AS	202,283	5,582,560

(Cost $5,979,887)		8,347,117
Finland 0.8%
Cramo Oyj	168,715	3,734,938
Nokia Oyj*	338,000	2,729,912

(Cost $6,117,280)		6,464,850
France 0.6%
Pernod-Ricard SA (Cost $5,485,562)	44,000	5,395,075
Germany 3.4%
BASF SE	41,000	4,720,957
Bayer AG (Registered)	20,000	2,892,604
Fresenius Medical Care AG & Co. KGaA	102,000	6,757,407
Patrizia Immobilien AG	193,595	2,453,205
United Internet AG (Registered)	185,589	8,577,478
Vib Vermoegen AG	199,411	3,715,877

(Cost $23,736,840)		29,117,528
Hong Kong 3.2%
Hong Kong Television Network Ltd.	4,129,320	1,246,314
K Wah International Holdings Ltd. (a)	10,818,096	7,534,902
Playmates Toys Ltd.	9,515,671	3,105,224
REXLot Holdings Ltd. (a)	63,932,024	7,009,231
Sun Hung Kai & Co., Ltd.	4,439,131	3,166,329
Techtronic Industries Co.	1,815,719	5,679,282

(Cost $25,171,249)		27,741,282
Indonesia 1.5%
PT Arwana Citramulia Tbk	49,638,792	4,230,458
PT Indofood CBP Sukses Makmur Tbk	4,500,000	3,931,477
PT Multipolar Tbk	73,864,863	4,966,503

(Cost $11,493,186)		13,128,438
Ireland 2.9%
Accenture PLC "A" (b)	70,000	5,701,500
C&C Group PLC	537,811	3,299,027
Paddy Power PLC (c)	61,389	4,384,958
Paddy Power PLC (c)	8,014	571,122
Ryanair Holdings PLC (ADR)*	122,881	6,987,014
Shire PLC	77,000	4,406,357

(Cost $21,794,649)		25,349,978
Italy 2.0%
Prada SpA (a)	500,000	3,740,512
Prysmian SpA	209,506	4,863,565
Sorin SpA*	800,000	2,381,696
Unipol Gruppo Finanziario SpA	1,100,000	6,624,636

(Cost $14,915,353)		17,610,409
Japan 3.8%
Ai Holdings Corp.	224,550	3,862,348
Avex Group Holdings, Inc.	252,218	4,301,085
Kusuri No Aoki Co., Ltd. (a)	172,166	6,071,473
MISUMI Group, Inc.	100,286	2,659,845
Nippon Seiki Co., Ltd.	358,906	6,226,208
United Arrows Ltd.	87,383	3,622,360
Universal Entertainment Corp. (a)	216,396	3,615,812
UT Holdings Co., Ltd.	423,124	2,489,698

(Cost $29,478,300)		32,848,829
Luxembourg 0.6%
Eurofins Scientific (Cost $4,222,242)	18,000	5,520,757
Malaysia 1.2%
Hartalega Holdings Bhd.	2,631,575	5,037,095
IHH Healthcare Bhd.*	1,600,000	2,046,685
Tune Ins Holdings Bhd.*	4,876,356	3,521,054

(Cost $8,939,223)		10,604,834
Netherlands 4.0%
ASML Holding NV	46,000	3,947,900
Brunel International NV	89,067	5,591,008
Chicago Bridge & Iron Co. NV (b)	61,879	5,036,951
Constellium NV "A"* (b)	199,397	5,810,428
ING Groep NV (CVA)*	360,000	5,042,292
SBM Offshore NV	316,385	5,147,329
Yandex NV "A"* (d)	129,000	4,017,060

(Cost $29,337,113)		34,592,968
Norway 1.0%
DNO International ASA*	1,000,000	3,626,692
Norsk Hydro ASA	920,000	5,001,756

(Cost $5,842,003)		8,628,448
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $4,452,663)	187,841	5,022,868
Philippines 1.5%
Alliance Global Group, Inc.	8,153,382	5,525,032
Century Properties Group, Inc.	35,039,465	1,129,143
House of Investments, Inc.	956,402	131,149
Metropolitan Bank & Trust Co.	3,400,000	6,488,401

(Cost $12,978,069)		13,273,725
Singapore 1.1%
Lian Beng Group Ltd.	11,590,810	6,514,806
UE E&C Ltd.	2,832,910	2,879,662

(Cost $6,406,704)		9,394,468
Spain 0.6%
Mediaset Espana Communication SA* (Cost $4,841,319)	415,000	4,800,026
Sweden 2.2%
Atlas Copco AB "A"	200,000	5,863,718
Svenska Cellulosa AB "B"	240,000	6,677,824
Swedish Match AB	170,000	5,939,331

(Cost $17,288,854)		18,480,873
Switzerland 2.1%
DKSH Holding AG (a)	24,000	1,872,027
Dufry AG (Registered)*	30,022	4,961,760
Nestle SA (Registered)	70,000	5,491,346
Novartis AG (Registered)	27,000	2,421,105
Swatch Group AG (Bearer)	6,300	3,718,090

(Cost $16,801,855)		18,464,328
Taiwan 0.3%
Kinpo Electronics, Inc. (Cost $2,513,056)	6,247,657	2,666,956
Thailand 0.3%
Malee Sampran PCL (Foreign Registered) (Cost $4,026,046)	2,085,552	2,525,151
United Kingdom 11.0%
Aberdeen Asset Management PLC	540,000	4,028,811
Anglo American PLC	264,000	6,449,677
Arrow Global Group PLC*	1,004,715	3,995,532
Aveva Group PLC	115,000	4,315,960
Babcock International Group PLC	362,656	7,379,706
British American Tobacco PLC	76,000	4,586,716
Clinigen Group PLC	346,957	2,634,507
Crest Nicholson Holdings PLC	854,958	4,820,879
Domino's Pizza Group PLC	420,249	3,962,367
Halma PLC	220,000	2,183,081
Hargreaves Lansdown PLC	229,589	4,691,160
HellermannTyton Group PLC	742,892	3,860,227
IG Group Holdings PLC	389,576	3,927,836
IMI PLC	169,000	4,523,943
Intertek Group PLC	97,000	4,744,413
Jardine Lloyd Thompson Group PLC	182,876	3,178,784
John Wood Group PLC	335,958	4,431,852
Monitise PLC*	2,581,893	2,921,242
Polypipe Group PLC*	938,923	4,064,394
Reckitt Benckiser Group PLC	49,000	4,188,820
Rotork PLC	99,364	4,335,395
Spirax-Sarco Engineering PLC	110,753	5,307,563

(Cost $82,893,259)		94,532,865
United States 43.6%
Advance Auto Parts, Inc.	41,448	5,146,598
Affiliated Managers Group, Inc.*	25,005	4,715,943
Agilent Technologies, Inc.	50,000	2,847,000
Allergan, Inc.	24,000	4,019,040
Alliance Data Systems Corp.* (a)	34,000	8,705,700
Altra Industrial Motion Corp. (a)	101,857	3,482,491
Amgen, Inc.	53,000	6,147,470
Amphenol Corp. "A"	90,000	8,622,000
BE Aerospace, Inc.*	58,969	5,705,251
Biogen Idec, Inc.*	6,000	1,916,220
BorgWarner, Inc. (a)	114,688	7,212,728
Bristol-Myers Squibb Co.	93,000	4,625,820
Cardtronics, Inc.*	118,930	3,446,591
CBRE Group, Inc. "A"*	150,000	4,476,000
Cerner Corp.*	99,000	5,350,950
Colfax Corp.* (a)	105,000	7,642,950
Danaher Corp.	67,000	5,254,810
DIRECTV*	68,000	5,605,920
Discovery Communications, Inc. "A"*	51,000	3,924,960
Dresser-Rand Group, Inc.*	70,808	4,333,450
Dril-Quip, Inc.*	39,372	4,024,606
Eaton Corp. PLC	63,000	4,642,470
Ecolab, Inc.	50,000	5,459,500
Encore Capital Group, Inc.* (a)	115,809	5,013,372
Express Scripts Holding Co.*	98,000	7,004,060
Exxon Mobil Corp.	58,000	5,830,740
Fox Factory Holding Corp.*	185,044	3,162,402
Google, Inc. "C"*	5,200	2,917,096
Google, Inc. "A"*	3,300	1,886,445
Hain Celestial Group, Inc.*	40,748	3,696,659
HeartWare International, Inc.*	36,571	3,297,607
Jack in the Box, Inc.	59,264	3,421,311
JPMorgan Chase & Co.	134,000	7,446,380
Kansas City Southern	25,000	2,688,000
Kindred Healthcare, Inc.	186,132	4,619,796
L Brands, Inc. (a)	84,000	4,820,760
Las Vegas Sands Corp.	90,000	6,886,800
Manitowoc Co., Inc. (a)	149,639	4,047,735
MasterCard, Inc. "A"	126,000	9,632,700
McDonald's Corp.	56,000	5,680,080
MICROS Systems, Inc.* (a)	72,032	3,847,949
Middleby Corp.*	21,511	5,137,257
Molina Healthcare, Inc.* (a)	93,517	4,029,648
National Oilwell Varco, Inc.	52,000	4,257,240
Noble Energy, Inc.	114,000	8,215,980
Oaktree Capital Group LLC	107,039	5,349,809
Oasis Petroleum, Inc.*	74,344	3,680,028
Ocwen Financial Corp.*	121,063	4,245,679
Oil States International, Inc.*	27,508	2,959,311
Pacira Pharmaceuticals, Inc.*	29,670	2,302,689
Pall Corp.	76,000	6,440,240
Polaris Industries, Inc. (a)	35,267	4,546,622
Praxair, Inc.	68,000	8,992,320
PTC, Inc.*	90,604	3,334,227
ResMed, Inc. (a)	79,000	3,954,740
Retrophin, Inc.*	186,709	2,729,686
Roadrunner Transportation Systems, Inc.*	162,948	4,256,202
Schlumberger Ltd.	53,000	5,514,120
Sears Hometown & Outlet Stores, Inc.*	101,318	2,232,036
Sinclair Broadcast Group, Inc. "A" (a)	129,069	3,817,861
Synta Pharmaceuticals Corp.*	374,034	1,533,539
Tenneco, Inc.*	87,132	5,554,665
The Bancorp., Inc.*	146,027	2,292,624
The Travelers Companies, Inc.	67,000	6,261,150
Thermon Group Holdings, Inc.* (a)	145,420	3,424,641
Thoratec Corp.*	144,393	4,782,296
TIBCO Software, Inc.*	140,436	3,020,778
TiVo, Inc.*	223,135	2,655,306
Trimble Navigation Ltd.*	112,000	4,039,840
TriNet Group, Inc.*	111,099	2,788,585
Tristate Capital Holdings, Inc.*	268,907	3,544,194
United Rentals, Inc.* (a)	80,641	8,148,773
United Technologies Corp.	57,000	6,624,540
Urban Outfitters, Inc.*	122,565	4,108,379
VeriFone Systems, Inc.*	114,822	3,767,310
WABCO Holdings, Inc.*	55,750	5,952,427
Waddell & Reed Financial, Inc. "A"	104,941	6,336,338
Western Digital Corp.	106,878	9,389,232
Yelp, Inc.* (a)	27,000	1,786,050
Zoe's Kitchen, Inc.* (a)	46,144	1,352,019

(Cost $306,527,600)		376,566,741

Total Common Stocks (Cost $705,610,117)		834,994,551
Participatory Notes 0.7%
India 0.5%
Housing Development Finance Corp., Ltd.(issuer Merrill Lynch International), Expiration Date 8/19/2015* (Cost $4,275,430)	280,000	4,154,747
Nigeria 0.2%
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015* (Cost $1,958,100)	14,500,000	2,263,117

Total Participatory Notes (Cost $6,233,530)		6,417,864

	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	2,010,640

	Shares	Value ($)
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $70,675,781)	70,675,781	70,675,781
Cash Equivalents 2.2%
Central Cash Management Fund, 0.05% (e) (Cost $18,556,625)	18,556,625	18,556,625

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $801,076,053) †	108.0	932,655,461
Other Assets and Liabilities, Net	(8.0)	(69,442,719)

Net Assets	100.0	863,212,742

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $801,011,834.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $131,643,627.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $153,084,481 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,440,854.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2014 amounted to $66,257,192, which is 7.7% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the NASDAQ Stock Market, Inc.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At May 31, 2014 the DWS Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Notes, & Other Investments
Industrials	178,574,585	21.2%
Consumer Discretionary	151,135,673	17.9%
Financials	134,137,856	15.9%
Information Technology	107,797,403	12.8%
Health Care	101,605,891	12.0%
Consumer Staples	68,980,228	8.2%
Energy	60,642,841	7.2%
Materials	40,548,578	4.8%
Total	843,423,055	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)
Belgium	$—	$10,206,490	$—	$10,206,490
Bermuda	5,480,967	—	—	5,480,967
Brazil	3,780,181	—	—	3,780,181
Canada	34,679,919	—	—	34,679,919
China	—	5,038,760	—	5,038,760
Cyprus	—	4,729,720	—	4,729,720
Denmark	—	8,347,117	—	8,347,117
Finland	—	6,464,850	—	6,464,850
France	—	5,395,075	—	5,395,075
Germany	—	29,117,528	—	29,117,528
Hong Kong	—	27,741,282	—	27,741,282
Indonesia	—	13,128,438	—	13,128,438
Ireland	12,688,514	12,661,464	—	25,349,978
Italy	—	17,610,409	—	17,610,409
Japan	—	32,848,829	—	32,848,829
Luxembourg	—	5,520,757	—	5,520,757
Malaysia	—	10,604,834	—	10,604,834
Netherlands	14,864,439	19,728,529	—	34,592,968
Norway	—	8,628,448	—	8,628,448
Panama	5,022,868	—	—	5,022,868
Philippines	—	13,273,725	—	13,273,725
Singapore	—	9,394,468	—	9,394,468
Spain	—	4,800,026	—	4,800,026
Sweden	—	18,480,873	—	18,480,873
Switzerland	—	18,464,328	—	18,464,328
Taiwan	—	2,666,956	—	2,666,956
Thailand	—	2,525,151	—	2,525,151
United Kingdom	—	94,532,865	—	94,532,865
United States	376,566,741	—	—	376,566,741
Participatory Notes (g)	—	6,417,864	—	6,417,864
Other Investments	2,010,640	—	—	2,010,640
Short-Term Investments (g)	89,232,406	—	—	89,232,406

Total	$544,326,675	$388,328,786	$—	$932,655,461

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014